SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income (Loss) Per Common Share (Details) - shares	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Redeemable warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded since their inclusion would be anti-dilutive	3,968,333	3,968,333